Debt (Details Textual)	1 Months Ended	12 Months Ended							12 Months Ended							12 Months Ended				1 Months Ended				3 Months Ended													12 Months Ended			12 Months Ended		12 Months Ended
	Jan. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 15, 2012 USD ($)	Apr. 05, 2012 USD ($)	Jan. 31, 2012 USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2012 Consumer Notes [Member] USD ($)	Dec. 31, 2011 Consumer Notes [Member] USD ($)	Dec. 31, 2010 Consumer Notes [Member] USD ($)	Dec. 31, 2012 Consumer Notes [Member] Maximum [Member]	Dec. 31, 2012 Consumer Notes [Member] Minimum [Member]	Dec. 31, 2012 4.625% Notes, due 2013 [Member] USD ($)	Dec. 31, 2011 4.625% Notes, due 2013 [Member] USD ($)	Dec. 31, 2012 Commercial Paper [Member] USD ($)	Dec. 31, 2011 Commercial Paper [Member] USD ($)	Dec. 31, 2012 U.S. [Member] Commercial Paper [Member] USD ($)	Dec. 31, 2012 Japan [Member] USD ($)	Jan. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] Japan [Member] JPY (¥)	Dec. 31, 2012 Senior Note Four Point Seven Five Percent Due in Two Thousand Fourteen [Member] USD ($)	Dec. 31, 2011 Senior Note Four Point Seven Five Percent Due in Two Thousand Fourteen [Member] USD ($)	Jun. 30, 2012 6.1% senior notes due 2041 [Member] USD ($)	Dec. 31, 2012 6.1% senior notes due 2041 [Member] USD ($)	Apr. 12, 2012 6.1% senior notes due 2041 [Member]	Dec. 31, 2011 6.1% senior notes due 2041 [Member] USD ($)	Dec. 31, 2012 Senior Note 4.0% Due 2017 [Member] USD ($)	Apr. 05, 2012 Senior Note 4.0% Due 2017 [Member] USD ($)	Dec. 31, 2011 Senior Note 4.0% Due 2017 [Member] USD ($)	Dec. 31, 2012 Senior Note 5.125% Due 2022 [Member] USD ($)	Apr. 05, 2012 Senior Note 5.125% Due 2022 [Member] USD ($)	Dec. 31, 2011 Senior Note 5.125% Due 2022 [Member] USD ($)	Dec. 31, 2012 Senior Note 6.625% Due 2042 [Member] USD ($)	Apr. 05, 2012 Senior Note 6.625% Due 2042 [Member] USD ($)	Dec. 31, 2011 Senior Note 6.625% Due 2042 [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2012 8.125% Notes, due 2068 [Member]	Feb. 12, 2007 8.125% Notes, due 2068 [Member]	Dec. 31, 2012 7.875% Notes, due 2042 [Member] USD ($)	Apr. 05, 2012 7.875% Notes, due 2042 [Member] USD ($)	Dec. 31, 2012 10.0% Notes, due 2068 [Member] USD ($)	Dec. 31, 2012 10.0% Notes, due 2068 [Member] Debentures Subject to Mandatory Redemption [Member]	Apr. 15, 2022 Base Rate [Member] 5.596% Due 2042 [Member]
Debt Instrument [Line Items]
Repayments of Debt	$ 1,000,000,000
Interest rate on notes																						4.75%			6.10%	6.10%		4.00%	4.00%		5.125%	5.125%		6.625%	6.625%			8.125%	8.125%	7.875%		10.00%	10.00%
Effective interest rate																									7.90%																	15.30%
Maximum amount permitted to be pledged for FHLBB facility		1,250,000,000
Debt Instrument, Face Amount						1,550,000,000																							325,000,000			800,000,000			425,000,000
Net proceeds of 8.125% fixed-to-floating junior subordinated debentures		2,123,000,000		1,090,000,000																																	1,500,000,000			586,000,000
Interest rate spread over three-month LIBOR on debentures					0.70%																																							5.596%
Maximum amount available under the line of credit facility		3,750,000,000	3,900,000,000				1,750,000,000									2,000,000,000	2,000,000,000	2,000,000,000	60,000,000	250,000,000	5,000,000,000
Line of Credit Facility, Amount Outstanding																		0
Effective Date																Nov. 10, 1986				Jan. 06, 2012
Minimum net worth required to be maintained under credit facility																				14,900,000,000
Consolidated total debt to consolidated total capitalization ratio																				0.35
Consolidated total debt of subsidiaries to consolidated total capitalization ratio																				10.00%
Minimum principal amount of debentures remain outstanding after giving effect to redemption					25,000,000
Interest rate on fixed consumer notes, minimum									4.00%
Interest rate on fixed consumer notes, maximum									6.00%
Consumer price index, (basis points)												260	100
Interest credited to consumer notes holders									10,000,000	15,000,000	25,000,000
Aggregate redemption limit of consumer notes		1,000,000
Aggregate redemption limit of consumer note (percent)		1.00%
Extinguishment of debt																								587,000,000
Repayment of long-term debt		2,133,000,000	405,000,000	343,000,000																																						2,125,000,000
Junior subordinate debt acquired.								500,000,000																																	600,000,000
Repayments of principal amount of long term debt																																										1,750,000,000
Debt to capitalization ratio																				0.35
Individual redemption limit of consumer notes		250,000
Short-term debt														320,000,000	0
Senior Notes		5,706,000,000	4,481,000,000																			200,000,000	200,000,000		325,000,000		325,000,000	325,000,000		0	796,000,000		0	424,000,000		0
Long-term Debt, Maturities, Repayments of Principal in Year Two		200,000,000							13,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Three		500,000,000							30,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Four		300,000,000							18,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Five		825,000,000							12,000,000
Long-term Debt, Maturities, Repayments of Principal after Year Five		$ 5,075,000,000							$ 8,000,000